Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Statement Line Items [Line Items]
Revenue	$ 75,826	$ 68,399	[1]	$ 69,762
Less: Royalties	(3,854)	(3,426)	[1]	(3,498)
Production costs	(36,400)	(39,315)	[1]	(36,180)
Depreciation	(4,434)	(4,071)	[1]	(3,763)
Gross profit	31,138	21,587	[1]	26,321
Other income	2,274	7,101	[1]	2,594
Other expenses	(666)	(336)	[1]	(14)
Impairment loss on trade receivables	0	0		(181)
Administrative expenses	(5,637)	(6,465)	[1]	(5,911)
Cash-settled share-based expense	(689)	(315)	[1]	(976)
Equity-settled share-based expense		(14)	[1]	(835)
Net foreign exchange gain/(loss)	29,661	223	[1]	(380)
Profit on sale of subsidiary	5,409		[1]
Gold hedge expense	(601)	(360)	[1]
Operating profit	60,889	21,421	[1]	20,618
Finance income	146	53	[1]	38
Finance cost	(344)	(273)	[1]	(69)
Profit before tax	60,691	21,201	[1]	20,587
Tax expense	(10,290)	(7,445)	[1]	(8,691)
Profit for the year	50,401	13,756	[1]	11,896
Other comprehensive income
Foreign currency translation differences of foreign operations	49	(676)	[1]	373
Reversal of foreign currency translation differences on disposal of subsidiary	(2,109)		[1]
Total comprehensive income for the year	48,341	13,080	[1]	12,269
Profit attributable to:
Owners of the Company	42,018	10,766	[1]	9,384
Non-controlling interests	8,383	2,990	[1]	2,512
Profit for the year	50,401	13,756	[1]	11,896
Total comprehensive income attributable to:
Owners of the Company	39,958	10,090	[1]	9,757
Non-controlling interests	8,383	2,990	[1]	2,512
Total comprehensive income for the year	$ 48,341	$ 13,080	[1]	$ 12,269
Earnings per share
Basic earnings - per share ($) (in dollars per share)	$ 3.82	$ 0.99	[1]	$ 0.86
Diluted earnings per share ($) (in dollars per share)	$ 3.81	$ 0.99	[1]	$ 0.86

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.